UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     New Vernon Capital Holdings II LLC
Address:  Harborside Financial Center
          Plaza 5, Suite 2330
          Jersey City, NJ 07311

Form  13F  File  Number:  28-14173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Sebastian Calabro
Title:    Member
Phone:    (201) 793-0537


Signature,  Place,  and  Date  of  Signing:

/s/ Sebastian Calabro          Jersey City, NJ           5/16/2011
---------------------          ---------------          ------------
 [Signature]                   [City, State]              [Date]


Report  Type  (Check  only  one.):

[  ]    13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting manager  are  reported  in  this  report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form 13F File Number          Name
28-14174                      New Vernon Investment Management LLC

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



                                TITLE OF                   VALUE  SHARES/    SH/PUT   INVSTMT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP   x($1000) PRN AMT   PRN CALL  DISCRETN  MANAGERS   SOLE     SHARED   NONE
------------------------------  ------------  ---------  -------- --------  --- ----  --------  ---------  ------   -------  -----
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102 14,152 173,863   SH        DEFINED   N/A        173,863
DR REDDYS LABS LTD              ADR              256135203    403  10,800   SH        DEFINED   N/A         10,800
GAFISA S A                      SPONS ADR        362607301  4,052 315,600   SH        DEFINED   N/A        315,600
ICICI BK LTD                    ADR              45104G104    814 185,000   CALL      DEFINED   N/A        185,000
ISHARES TR                      MSCI EMERG MKT   464287234  2,093  43,000   SH        DEFINED   N/A         43,000
ISHARES TR                      MSCI EMERG MKT   464287234     27 390,000   PUT       DEFINED   N/A        390,000
ISHARES TR                      FTSE CHINA25 IDX 464287184  2,066  46,000   SH        DEFINED   N/A         46,000
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD   73936B408  1,951  57,000   SH        DEFINED   N/A         57,000
SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506  6,236  78,200   SH        DEFINED   N/A         78,200

                                             9             31,795

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0
Form  13F  Information  Table  Entry  Total:     9
Form 13F Information Table Value Total:     31,795
     (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F File  Number       CIK  Number        Name


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